SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Rate [Line Items]
Corporate income tax	25.00%
Applicable income tax rate	25.00%	25.00%	25.00%	24.00%	22.00%	20.00%	18.00%
Hainan Jinpan Electric Co. Ltd.
Income Tax Rate [Line Items]
Applicable income tax rate	25.00%
Percentage of tax rate entitled for technically advanced enterprise	15.00%
Shanghai Jinpan Electric Company Limited
Income Tax Rate [Line Items]
Corporate income tax			25.00%
Percentage of tax rate entitled for technically advanced enterprise	15.00%	15.00%	15.00%
Tax rate on sale	25.00%	25.00%	25.00%
Guiline JTF
Income Tax Rate [Line Items]
Percentage of tax rate entitled for technically advanced enterprise	15.00%	15.00%